Annual Fund Operating Expenses - BNY Mellon Intermediate Municipal Bond Fund, Inc. - BNY Mellon Intermediate Municipal Bond Fund, Inc.	May 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Shareholder services fees	0.06%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.62%

[1]	Restated to reflect current management fees.